UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____June 30, 2000________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

_________Bryant Cherry, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___3_ dav of___August___, 2000

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)

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Item 1: Name of Issuer        Item 2:         Item 3:       Item 4:     Item 5: Shares  Item 6:          Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number  Fair Market of Principal    Investment       Managers     Authority
                                                            Value       Amount          Discretion                    (Shares)
Adaptec. Inc.                  Common Stock   00651F108     11,830      520,000         X                             520,000
Autodesk Inc.                  Common Stock   052769106     10,823      312,000         X                             312,000
American International Group   Common Stock   026874107     1,528       13,000          X                              13,000
Inc.
Applied Materials, Inc.        Common Stock   038222105     4,713       52,000          X                              52,000
AnnTaylor Stores Corporation   Common Stock   036115103     10,600      320,000         X                             320,000
Apex, Inc.                     Common Stock   037548104     34,873      740,000         X                             740,000
Baldor Electric                Common Stock   057741100      764        41,000          X                              41,000
Boston Scientific              Common Stock   101137107     7,020       320,000         X                             320,000
Building Materials Holding     Common Stock   120113105     8,610       236,000         X                             236,000
Corp.
Cardinal Health, Inc.          Common Stock   14149Y108     13,542      183,000         X                             183,000
Calgon Carbon Corporation      Common Stock   129603106     2,790       360,000         X                             360,000
Cognex Corporation             Common Stock   192422103     10,402      201,000         X                             201,000
Clorox Company                 Common Stock   189054109     9,455       211,000         X                             211,000
Chase Mahattan Corporation     Common Stock   16161A108     12,713      276,000         X                             276,000
Credence Systems Corporation   Common Stock   225302108     11,589      210,000         X                             210,000
Compaq Computers Corporation   Common Stock   204493100     11,348      445,000         X                             445,000
Delta Air Lines Inc.           Common Stock   247361108     5,259       104,000         X                             104,000
Dana Corporation               Common Stock   235811106      212        10,000          X                              10,000
Eastern Enterprises            Common Stock   27637F100     2,205       35,000          X                              35,000
Electronics for Imaging, Inc.  Common Stock   286082102     8,100       320,000         X                             320,000
Enron Corporation              Common Stock   293561106      396         6,000          X                              6,000
Electro Scientific             Common Stock   285229100     11,977      272,000         X                             272,000
Industries Inc.
Federal National Mortgage      Common Stock   313586109     14,560      279,000         X                             279,000
Assoc.
Federal Home Loan Mortgage     Common Stock   313400301     17,739      438,000         X                             438,000
Golden West Financial          Common Stock   381317106      245         6,000          X                              6,000
Corporation
Gap, Inc.                      Common Stock   364760108     13,671      441,000         X                             441,000
Heinz (H.J.) Company           Common Stock   423074103      438        10,000          X                              10,000
Henry Schein, Inc.             Common Stock   806407102     3,407       197,500         X                             197,500
International Business         Common Stock   459200101      548         5,000          X                              5,000
Machines Corp.
INTERFACE, Inc.                Common Stock   S12655999       57        15,000          X                              15,000
Intel Corporation              Common Stock   458140100     56,684      424,000         X                             424,000
J.C. Penney Company            Common Stock   708160106     4,702       255,000         X                             255,000
Johnson & Johnson              Common Stock   478160104     2,038       20,000          X                              20,000
J.P. Morgan & Company          Common Stock   616880100      551         5,000          X                              5,000
Nordstrom, Inc.                Common Stock   655664100     20,265      840,000         X                             840,000
Kellogg Company                Common Stock   487836108      298        10,000          X                              10,000
Kroger Company                 Common Stock   501044101     11,517      522,000         X                             522,000
Lam Research Corporation       Common Stock   512807108     11,250      300,000         X                             300,000
LSI Logic Corporation          Common Stock   502161102     22,217      410,000         X                             410,000
Lucent Technologies Inc.       Common Stock   549463107     1,007       17,000          X                              17,000
Mattel, Inc.                   Common Stock   577081102      158        12,000          X                              12,000
MedQuist Inc.                  Common Stock   584949101     1,798       52,890          X                              52,890
Mentor Graphics Corporation    Common Stock   587200106     12,084      608,000         X                             608,000
Marsh & McLennan Companies,    Common Stock   571748102      418         4,000          X                              4,000
Inc.
Minnesota Mining &             Common Stock   604059105      418         5,000          X                              5,000
Manufacturing Co.
Merck & Company Inc.           Common Stock   589331107     15,099      199,000         X                             199,000
Micron Technology Inc.         Common Stock   595112103      712         8,000          X                              8,000
Novellus Systems               Common Stock   670008101     820,156      14,500         X                              14,500
Proctor & Gamble Company       Common Stock   742718109      229         4,000          X                              4,000
SAFECO Corporation             Common Stock   786429100      219        11,000          X                              11,000
Schering-Plough Corporation    Common Stock   806605101     16,706      330,000         X                             330,000
Symantec Corporation           Common Stock   871503108     10,949      203,000         X                             203,000
AT&T Corporation               Common Stock   001957109     1,107       35,000          X                              35,000
Target Corporation             Common Stock   87612E106     15,196      262,000         X                             262,000
UnumProvident Corporation      Common Stock   91529Y106     10,834      540,000         X                             540,000
U.S. West Inc.                 Common Stock   912889102      686         8,000          X                              8,000
Wells Fargo Company            Common Stock   949740104      775        20,000          X                              20,000
Wild Oats Markets, Inc.        Common Stock   96808B107     5,465       435,000         X                             435,000
Wellman Inc.                   Common Stock   949702104     1,781       110,000         X                             110,000
Washington Mutual Inc.         Common Stock   939322103      576        20,000          X                              20,000
Dentsply International Inc.    Common Stock   249030107     3,235       105,000         X                             105,000
Xerox Corporation              Common Stock   S16139991      208        10,000          X                              10,000
Venator Group, Inc.            Common Stock   922944103     10,660      1,040,000       X                             1,040,000
                 GRAND TOTALS                                      482,076


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